CONSOLIDATED BALANCE SHEETS (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	3,031,462	3,889,092
Restricted cash	194,379	88,632
Notes receivable from third party customers	148,961	415,503
Notes receivable from related party customers		4,712
Accounts receivable from third party customers, net	1,686,940	1,213,880
Accounts receivable from related party customers, net	36,150	31,024
Inventories	930,137	730,635
Advances to third party suppliers, net	207,388	421,478
Advances to related party suppliers, net	87,265	14,179
Other current assets	807,666	860,136
Deferred tax assets	20,031	39,851
Total current assets	7,150,379	7,709,122
Property, plant and equipment, net	4,447,469	5,099,208
Intangible asset, net	11,880	13,750
Deferred tax assets	73,939	52,769
Advances to third party suppliers, net	1,136,303	1,414,587
Advances to related party suppliers, net	21,252	38,333
Prepaid land use rights	240,334	245,888
Investment in a joint venture	50,910	94,411
Deferred issuance cost		67,531
Total assets	13,132,466	14,735,599
Current liabilities:
Short-term bank borrowings and current portion of long term bank borrowings	2,823,230	1,414,906
Accounts payable to third parties	1,117,729	569,542
Accounts payable to related parties	195,806	155,551
Tax payables	91,847	24,570
Advances from third party customers	76,875	320,015
Advances from related party customers		262
Other payables to third parties	480,115	527,727
Payroll and welfare payables	154,136	145,393
Accrued expenses	226,297	152,677
Interest payable	4,123	7,869
Amounts due to related parties	9,833	6,776
Convertible notes	708,548
Total current liabilities	5,888,539	3,325,288
Accrued warranty costs	114,226	78,751
Other long-term liabilities	148,738	82,458
Long-term bank borrowings	2,088,139	3,461,916
Convertible notes		1,238,485
Embedded derivatives		32
Total liabilities	8,239,642	8,186,930
Commitments and Contingencies
Shareholders' equity :
Ordinary shares(US$0.0001 par value; 493,480,000 shares authorized, 202,238,307 and 199,863,607 shares issued and outstanding as of December 31, 2011 and December 31, 2012, respectively)	153	154
Additional paid-in capital	5,135,587	5,102,362
Statutory reserves	416,647	420,301
Retained earnings/(deficit)	(656,545)	1,017,333
Accumulated other comprehensive income/(loss)	(3,018)	8,519
Total shareholders' equity	4,892,824	6,548,669
Total liabilities and shareholders' equity	13,132,466	14,735,599